25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS INTERNATIONAL SMALL CAP GROWTH FUND

Ticker: *DRIOX

(the “Fund”)

SUPPLEMENT DATED JANUARY 3, 2023

TO THE PROSPECTUS AND SUMMARY PROSPECTUS FOR THE FUND DATED APRIL 30, 2022 (the

“Prospectus” and “Summary Prospectus,” respectively)

Effective January 3, 2023, Andrew Srichandra is named as an assistant portfolio manager of the Fund. Accordingly, the following information is added to the existing disclosure under “Portfolio Managers” for the Fund on page 4 of the Fund’s Summary Prospectus and page 21 of the Fund’s Prospectus:

Andrew Srichandra,

Assistant Portfolio Manager of DCM

Assistant Portfolio Manager of the Fund

since 2023

The following information is added after the last paragraph under the “Driehaus International Small Cap Growth Fund” heading on page 64 of the Prospectus:

Assistant Portfolio Manager: Andrew Srichandra has been an assistant portfolio manager of the Driehaus International Small Cap Growth Fund since January 3, 2023. He has investment decision-making responsibilities for the Fund, subject to Mssrs. Mouser’s and Burr’s approval.

Mr. Srichandra received his Bachelors of Commerce degree in finance from the University of Manitoba, Canada in 1997. Prior to joining the Adviser in 2007 as a senior analyst, he worked as a research analyst for Engemann Asset Management. He began his career at Mentor Capital as an analyst covering communications, media, natural resources and consumer products sectors. Additionally, he worked at IG Investment Management as an analyst focusing on the information technology sector and as a senior investment analyst at AIC Group of Funds. Mr. Srichandra is a CFA charterholder.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

DRIEHAUS INTERNATIONAL SMALL CAP GROWTH FUND

Ticker: *DRIOX

(the “Fund”)

SUPPLEMENT DATED JANUARY 3, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2022 (the “SAI”)

Effective January 3, 2023, Andrew Srichandra is named as an assistant portfolio manager of the Fund. Accordingly, the following information is added to the existing disclosure under the “Other Accounts” heading at pages 53-54 of the SAI:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets (000,000s omitted)	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance (000,000s omitted)
14. Andrew Srichandra*	Registered Investment Companies:	1	$228.8	0	$0
	Other Pooled Investment Vehicles:	1	$186.2	0	$0
	Other Accounts:	6	$1,443.3	2	$735.7

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*	Information as of November 30, 2022

The following information is added to the existing disclosure under the “Securities Ownership” heading on pages 55-57 of the SAI:

Dollar ($) Value of Fund Shares Beneficially Owned
Driehaus International Small Cap Growth Fund
Andrew Srichandra*	$100,001 - $500,000

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*	Information as of November 30, 2022

Dollar ($) Value of Fund Shares Earning a Return Based on a Hypothetical Investment in the Fund
Driehaus International Small Cap Growth Fund
Andrew Srichandra*	$1 - $50,000

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*	Information as of November 30, 2022

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111